Related Party Transactions - Summary of unused Commitments To Related Parties (Details) ₩ in Millions, RM in Millions, $ in Millions		Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MYR (RM)
Balhae Infrastructure Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase Of Securities		₩ 6,154			₩ 6,154
Korea Credit Bureau Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines Of Credit for credit Card		562			565
Key management personnel
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Loan commitments in Korean won		2,354			2,018
Incheon Bridge Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Loan commitments in Korean won		20,000			20,000
Unused lines Of Credit for credit Card		89			93
KoFC POSCO HANWHA KB Shared Growth Private Equity Fund No. 2
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Commitments On Loss Absorption Priority	[1]	0			10,000
SY Auto Capital Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines Of Credit for credit Card		110			98
Food Factory Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines Of Credit for credit Card		52			82
KB No.18 Special Purpose Acquisition Company
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines Of Credit for credit Card	[1]	0			15
KB No.19 Special Purpose Acquisition Company
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines Of Credit for credit Card	[1]	0			1
CellinCells Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines Of Credit for credit Card		17			18
RAND Bio Science Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines Of Credit for credit Card		25			24
Big Dipper Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines Of Credit for credit Card		27			43
SwatchOn Inc
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines Of Credit for credit Card	[1]	0			127
Gomi corporation Inc
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines Of Credit for credit Card		16			2
COSES GT Co., Ltd
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines Of Credit for credit Card		24			15
GENINUS Inc.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines Of Credit for credit Card	[1]	0			43
Spark Biopharma Inc
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines Of Credit for credit Card		33			33
IGGYMOB Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines Of Credit for credit Card		35			14
KB Pre IPO Secondary Venture Fund No.1
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Commitments On Loss Absorption Priority	[1]	0			1,671
KB-TS Technology Venture Private Equity Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase Of Securities		110			616
KB SPROTT Renewable Private Equity Fund No.1
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase Of Securities		5,140			18,704
KB-Stonebridge Secondary Private Equity Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase Of Securities		864			5,579
KB-Solidus Global Healthcare Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Commitments On Loss Absorption Priority		4,500			4,500
Purchase Of Securities		2,120			2,120
KB-NAU Special Situation Corporate Restructuring Private Equity Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase Of Securities		15,288			16,608
All Together Korea Fund No.2
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase Of Securities		990,000			0
KB-KTB Technology Venture Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase Of Securities		11,200			22,400
KBSOLIDUS Healthcare Investment Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase Of Securities		70,200			88,200
KB Co-Investment Private Equity Fund No.1
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase Of Securities		15,732			20,000
FineKB Private Equity Fund No.1
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase Of Securities		9,125			16,625
Paramark KB Fund No 1
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase Of Securities		17,832			27,960
RMGP Bio-Pharma Investment Fund, L.P.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase Of Securities | $			$ 4,094,487			$ 5,169,932
RMGP Bio-Pharma Investment, L.P.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase Of Securities | $			10,731			12,615
KB-MDI Centauri Fund LP
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase Of Securities | $			1,744,518			6,622,923
Hibiscus Fund LP
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase Of Securities | RM				RM 16,666,667			RM 33,333,333
RMG KB BP Management Ltd
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase Of Securities | $			699,733			616,170
RMG KB BioAccess Fund LP
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase Of Securities | $			$ 27,428,899			$ 29,702,324
Mantisco Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines Of Credit for credit Card		15			29
IMBiologics Corp
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines Of Credit for credit Card		18			18
SuperNGine Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines Of Credit for credit Card		14			18
KBNP Green ESG New Technology Venture Capital Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase Of Securities		40,650			0
KBBadgers Future Mobility ESG Fund No.1
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase Of Securities		42,863			0
Wemade Connect Co., Ltd. [Member]
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines Of Credit for credit Card		148			0
ZIPDOC Inc.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines Of Credit for credit Card		0			0
Desilo Inc. [Member]
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines Of Credit for credit Card		0			0
S&E Bio Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines Of Credit for credit Card		40			0
Grinergy [Member]
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines Of Credit for credit Card		10			0
Pin Therapeutics Inc
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines Of Credit for credit Card		37			0
KB No.23 Special Purpose Acquisition Company [Member]
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines Of Credit for credit Card		₩ 12			₩ 0

[1]	Excluded from the Group’s related party as of December 31, 2022.